Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 14, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures provide information about (i) the total compensation of our principal executive officers, or our PEOs, and our other named executive officers, or our Other NEOs, as presented in the Summary Compensation Tables for the applicable years, or the SCT Amounts; (ii) the compensation actually paid to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, or the CAP Amounts; (iii) certain financial performance measures; and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and does not necessarily reflect value actually realized by our executive officers or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. SEC rules require certain adjustments be made to the SCT Amounts to determine compensation actually paid as reported in the Pay Versus Performance Table below. In general, compensation actually paid is calculated by adjusting the SCT Amounts to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The Company does not have a defined benefit plan so no adjustment for pension benefits is included in the table. Similarly, no adjustment is made for dividends as the Company does not pay dividends. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 48.

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for First PEO (6)($)	Summary Compensation Table Total for Second PEO (6)($)	Compensation Actually Paid to First PEO (7)($)	Compensation Actually Paid to Second PEO (7)($)	Average Summary Compensation Table Total for Non-PEO NEOs(6)($)	Average Compensation Actually Paid to Non-PEO NEOs(7)($)	Total Shareholder Return(8)	Peer Group Total Shareholder Return(9)	Net income (loss) ($ millions)(10)	Company Selected Measure(11)
2024(1)	7,112,589	—	864,959	—	2,325,419	762,383	$8	$114	(400.7)	N/A
2023(2)	6,237,491	—	3,080,628	—	2,312,755	200,268	$30	$115	(541.5)	N/A
2022(3)	5,705,164	—	3,563,623	—	2,282,416	2,071,551	$53	$111	(532.8)	N/A
2021(4)	58,864,150	—	8,431,100	—	3,024,803	534,653	$59	$125	(457.9)	N/A
2020(5)	826,052	4,670,003	1,265,945	4,698,361	2,718,961	3,077,346	$120	$126	606.1	N/A

(1)
For 2024, our PEO was Barry E. Greene and our Other NEOs were Christopher Benecchi, Gregory Shiferman, Laura Gault, M.D., Ph.D., Kimi Iguchi, and Anne Marie Cook.
(2)
For 2023, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook, Laura Gault, M.D., Ph.D., and Albert Robichaud, Ph.D.
(3)
For 2022, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook and Laura Gault, M.D., Ph.D.
(4)
For 2021, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Jeffrey M. Jonas, M.D. and Albert Robichaud, Ph.D.
(5)
For 2020, Barry E. Greene was our PEO from December 15, 2020 through December 31, 2020 and is referred to as the First PEO. Jeffrey M. Jonas, M.D. was our PEO from January 1, 2020 through December 14, 2020 and is referred to as the Second PEO. Our Other NEOs were Kimi Iguchi, Michael Cloonan, Anne Marie Cook and Albert Robichaud, Ph.D.
(6)
For the years 2024, 2023, 2022, 2021 and 2020, these SCT Amounts are total compensation, as shown in the Summary Compensation Table from the relevant year.
(7)
The SCT Amounts reported for our PEO or PEOs, as applicable, and the average of our Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid:

First PEO – Barry E. Greene

Year	2020	2021	2022	2023	2024
SCT Amount	$826,052	$58,864,150	$5,705,164	$6,237,491	$7,112,589
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(771,858)	(57,615,277)	(4,413,009)	(4,994,865)	(5,833,627)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,157,954	6,065,298	3,806,807	1,060,858	569,251
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(473,055)	(1,068,567)	(3,187,101)	(695,484)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	53,797	1,728,189	—	—	451,584
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(138,205)	(466,772)	3,964,245	(739,354)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
CAP Amount	$1,265,945	$8,431,100	$3,563,623	$3,080,628	$864,959

Second PEO – Jeffrey M. Jonas, M.D.

Year	2020	2021	2022	2023	2024
SCT Amount	$4,670,003	$—	$—	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,473,072)	—	—	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,922,803	—	—	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	218,141	—	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(639,514)	—	—	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
CAP Amount	$4,698,361	$—	$—	$—	$—

Average – Non-PEO NEOs

Year	2020	2021	2022	2023	2024
SCT Amount	$2,718,961	$3,024,803	$2,282,416	$2,312,755	$2,325,419
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,021,218)	(2,376,000)	(1,678,713)	(1,475,326)	(1,446,691)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,625,972	700,815	1,620,274	266,964	133,580
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	114,460	(936,801)	(81,245)	(1,067,772)	(206,237)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	113,438
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(360,829)	121,836	(71,181)	163,647	(73,968)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	(83,158)
CAP Amount	$3,077,346	$534,653	$2,071,551	$200,268	$762,383

(8)
Sage TSR for the common stock of the Company assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which TSR is shown.
(9)
The Peer Group TSR is the total stockholder return for the Nasdaq Biotechnology Index.
(10)
The net income shown for the fiscal year 2020 includes an up-front amount and payment for shares of our common stock received from Biogen in connection with the effectiveness of the Biogen Collaboration and License Agreement (as defined in the section entitled “Certain Relationships and Related Party Transactions” below).
(11)
The following table lists the four categories of non-financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our PEO and Other NEOs for 2024 (our most recently completed fiscal year) to company performance. While we utilize these and other performance-based measures to align our executive officer compensation with our performance and potential value creation for our stockholders, including in connection with their annual bonus opportunity and in setting performance-based milestones for PSUs, as more fully described in Compensation Discussion and Analysis in this Proxy Statement, we do not currently use financial performance measures in setting compensation for our executive officers, and accordingly, a company-selected measure based on financial performance is not included in the pay versus performance table above.

Named Executive Officers, Footnote
(1)
For 2024, our PEO was Barry E. Greene and our Other NEOs were Christopher Benecchi, Gregory Shiferman, Laura Gault, M.D., Ph.D., Kimi Iguchi, and Anne Marie Cook.
(2)
For 2023, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook, Laura Gault, M.D., Ph.D., and Albert Robichaud, Ph.D.
(3)
For 2022, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Anne Marie Cook and Laura Gault, M.D., Ph.D.
(4)
For 2021, our PEO was Barry E. Greene and our Other NEOs were Kimi Iguchi, Christopher Benecchi, Jeffrey M. Jonas, M.D. and Albert Robichaud, Ph.D.
(5)
For 2020, Barry E. Greene was our PEO from December 15, 2020 through December 31, 2020 and is referred to as the First PEO. Jeffrey M. Jonas, M.D. was our PEO from January 1, 2020 through December 14, 2020 and is referred to as the Second PEO. Our Other NEOs were Kimi Iguchi, Michael Cloonan, Anne Marie Cook and Albert Robichaud, Ph.D.

Peer Group Issuers, Footnote			(9) The Peer Group TSR is the total stockholder return for the Nasdaq Biotechnology Index.
Adjustment To PEO Compensation, Footnote

First PEO – Barry E. Greene

Year	2020	2021	2022	2023	2024
SCT Amount	$826,052	$58,864,150	$5,705,164	$6,237,491	$7,112,589
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(771,858)	(57,615,277)	(4,413,009)	(4,994,865)	(5,833,627)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,157,954	6,065,298	3,806,807	1,060,858	569,251
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	(473,055)	(1,068,567)	(3,187,101)	(695,484)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	53,797	1,728,189	—	—	451,584
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(138,205)	(466,772)	3,964,245	(739,354)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
CAP Amount	$1,265,945	$8,431,100	$3,563,623	$3,080,628	$864,959

Second PEO – Jeffrey M. Jonas, M.D.

Year	2020	2021	2022	2023	2024
SCT Amount	$4,670,003	$—	$—	$—	$—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,473,072)	—	—	—	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,922,803	—	—	—	—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	218,141	—	—	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(639,514)	—	—	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
CAP Amount	$4,698,361	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount			$ 2,325,419	$ 2,312,755	$ 2,282,416	$ 3,024,803	$ 2,718,961
Non-PEO NEO Average Compensation Actually Paid Amount			$ 762,383	200,268	2,071,551	534,653	3,077,346
Adjustment to Non-PEO NEO Compensation Footnote

Average – Non-PEO NEOs

Year	2020	2021	2022	2023	2024
SCT Amount	$2,718,961	$3,024,803	$2,282,416	$2,312,755	$2,325,419
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,021,218)	(2,376,000)	(1,678,713)	(1,475,326)	(1,446,691)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,625,972	700,815	1,620,274	266,964	133,580
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	114,460	(936,801)	(81,245)	(1,067,772)	(206,237)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	113,438
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(360,829)	121,836	(71,181)	163,647	(73,968)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	(83,158)
CAP Amount	$3,077,346	$534,653	$2,071,551	$200,268	$762,383

Compensation Actually Paid vs. Total Shareholder Return

The following chart depicts the relationship of CAP Amounts for our PEOs and Other NEOs as compared to the cumulative TSR of our common stock and the Peer Group TSR, as well as the relationship between our TSR and the Peer Group TSR, over the past five years.

Compensation Actually Paid vs. Net Income

The following chart depicts the relationship of CAP Amounts for our PEOs and Other NEOs as compared to net income over the past five years. The net income shown for the fiscal year 2020 includes an up-front amount and payment for shares of our common stock received from Biogen in connection with the effectiveness of the Biogen Collaboration and License Agreement (as defined in the section entitled “Certain Relationships and Related Party Transactions” below).

Total Shareholder Return Vs Peer Group

The following chart depicts the relationship of CAP Amounts for our PEOs and Other NEOs as compared to the cumulative TSR of our common stock and the Peer Group TSR, as well as the relationship between our TSR and the Peer Group TSR, over the past five years.

Tabular List, Table
(11)
The following table lists the four categories of non-financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our PEO and Other NEOs for 2024 (our most recently completed fiscal year) to company performance. While we utilize these and other performance-based measures to align our executive officer compensation with our performance and potential value creation for our stockholders, including in connection with their annual bonus opportunity and in setting performance-based milestones for PSUs, as more fully described in Compensation Discussion and Analysis in this Proxy Statement, we do not currently use financial performance measures in setting compensation for our executive officers, and accordingly, a company-selected measure based on financial performance is not included in the pay versus performance table above.

Strategic Regulatory Milestones
Pre-Launch and Launch Readiness Goals
Research and Development Pipeline Goals
Hiring and Workforce Development Goals

Total Shareholder Return Amount			$ 8	30	53	59	120
Peer Group Total Shareholder Return Amount			114	115	111	125	126
Net Income (Loss)			$ (400,700,000)	(541,500,000)	(532,800,000)	(457,900,000)	606,100,000
Measure:: 1
Pay vs Performance Disclosure
Name			Strategic Regulatory Milestones
Measure:: 2
Pay vs Performance Disclosure
Name			Pre-Launch and Launch Readiness Goals
Measure:: 3
Pay vs Performance Disclosure
Name			Research and Development Pipeline Goals
Measure:: 4
Pay vs Performance Disclosure
Name			Hiring and Workforce Development Goals
Barry E. Greene [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,112,589	6,237,491	5,705,164	58,864,150	826,052
PEO Actually Paid Compensation Amount			$ 864,959	$ 3,080,628	$ 3,563,623	$ 8,431,100	1,265,945
PEO Name	Barry E. Greene		Barry E. Greene	Barry E. Greene	Barry E. Greene	Barry E. Greene
Jeffrey M. Jonas, M.D [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							4,670,003
PEO Actually Paid Compensation Amount							4,698,361
PEO Name		Jeffrey M. Jonas, M.D.
PEO | Barry E. Greene [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,833,627)	$ (4,994,865)	$ (4,413,009)	$ (57,615,277)	(771,858)
PEO | Barry E. Greene [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			569,251	1,060,858	3,806,807	6,065,298	1,157,954
PEO | Barry E. Greene [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(695,484)	(3,187,101)	(1,068,567)	(473,055)
PEO | Barry E. Greene [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			451,584			1,728,189	53,797
PEO | Barry E. Greene [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(739,354)	3,964,245	(466,772)	(138,205)
PEO | Jeffrey M. Jonas, M.D [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,473,072)
PEO | Jeffrey M. Jonas, M.D [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							3,922,803
PEO | Jeffrey M. Jonas, M.D [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							218,141
PEO | Jeffrey M. Jonas, M.D [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(639,514)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,446,691)	(1,475,326)	(1,678,713)	(2,376,000)	(2,021,218)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			133,580	266,964	1,620,274	700,815	2,625,972
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(206,237)	(1,067,772)	(81,245)	(936,801)	114,460
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			113,438
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(73,968)	$ 163,647	$ (71,181)	$ 121,836	$ (360,829)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (83,158)